Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities
Net income	$ 4,774,243	$ 1,782,101	$ 2,949,268
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	$ 1,340,961	1,342,258	1,145,348
Allowance for doubtful accounts		145,076	$ 23,628
Gain on disposal of property and equipment		(11,948)
Deferred income taxes	$ (172,000)	109,657	$ 215,748
Changes in assets and liabilities:
Accounts receivable	$ (2,499,956)	(3,251,749)	(2,008,418)
Accounts receivable - related party		(11,407)	318,861
Due from related parties	$ (114,670)	468,555	(2,864)
Due to related parties	(2,394)	3,493	746
Prepayments	(361,006)	(489,918)	(88,972)
Other current assets	105,230	(234,067)	(287,655)
Accounts payable	725,435	18,998	(70,675)
Wage payable	908,720	267,931	548,372
Income taxes payable	586,931	106,833	361,547
Accrued liabilities and other payables	665,277	249,914	726,485
Net cash provided by operating activities	5,956,771	495,727	3,831,419
Cash flows from investing activities
Purchase of property and equipment	(1,614,696)	$ (965,118)	$ (600,916)
Change of restricted cash	$ (500,000)
Proceeds from sale of property and equipment		$ 14,363
Loans to third parties		(132,742)	$ (1,146,919)
Repayment from third parties		130,172
Advance to related parties	$ (930,536)	(1,986,421)	$ (2,555,137)
Repayment from related parties	1,095,087	1,633,073	3,864,506
Net cash used in investing activities	(1,950,145)	(1,306,673)	$ (438,466)
Cash flows from financing activities
Proceeds from issuances of common shares	$ 8,497,024	1,174,380
Capital contribution from owners		3,340,396
Distribution of capital to owners			$ (3,182,236)
Proceeds from related parties		32,543	3,517,971
Repayment to related parties		(3,749,916)	(9,574)
Proceeds from short term loans	$ 3,800,367	7,386,830	10,452,451
Repayment of short term loans	(7,478,890)	(8,001,883)	(10,775,527)
Net cash provided by financing activities	4,818,501	182,350	3,085
Effect of exchange rate changes on cash and cash equivalents	(298,288)	11,043	100,052
Net change in cash and cash equivalents	8,526,839	(617,553)	3,496,090
Cash and cash equivalents, beginning of the year	5,097,010	5,714,563	2,218,473
Cash and cash equivalents, end of the year	13,623,849	5,097,010	5,714,563
Supplemental cash flow information
Interest paid	278,363	552,894	468,823
Income taxes paid	915,895	490,318	17,303
Non-cash investing and financing activities
Transfer from prepayments to property and equipment	405,924	289,806	232,843
Liabilities assumed in connection with purchase of property and equipment	$ 23,900	$ 68,839	$ 703,077